Income Taxes - Tax Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Income Taxes - Continuing Operations
Interest and penalties related to tax contingencies recognized as income tax expense / (benefit)	$ (276)	$ 60	$ (5,250)
Accrued income tax-related interest and penalties	$ 263	539
Period of state income tax returns subject to examination, low end of range	3 years
Period of state income tax returns subject to examination, high end of range	5 years
Adjustments to valuation allowance	$ 15	$ 11,700	$ (2,173)